Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 338,026	$ 3,722
Accounts receivable, net	26,129	10,235
Inventories	96,071
Other receivables, net	173,234	47,373
Amount due from related parties	7,839	3,693
Intangible assets	14,502
Tax recoverable	7,706
Total current assets	663,507	65,023
Non-current assets:
Operating lease, right-of-use asset	3,401	4,158
Property, plant and equipment, net	28,320	509
Goodwill	72	72
Total non-current assets	31,793	4,739
Total assets	695,300	69,762
Current liabilities:
Accrued liabilities	19,815
Accounts payable	29,487	1,078
Amount due to related parties	2,777	1,909
Operating lease liabilities	894	834
Contract liabilities	156	610
Tax payable		665
Other payables	6,684	1,681
Total current liabilities	59,813	6,777
Non-current liabilities:
Operating lease liabilities	1,918	2,749
Total non-current liabilities	1,918	2,749
Total liabilities	61,731	9,526
Shareholder’s equity
Ordinary shares, $0.001 par value, 6,000,000,000 shares authorized, comprising of 4,900,000,000 Class A shares and 1,100,000,000 Class B shares. 2,340,462,712 Class A shares and 97,722,525 Class B shares were issued and outstanding as of December 31, 2021. 327,616,985 Class A shares and 24,468,652 Class B shares were issued and outstanding as of December 31, 2020.	300	60
Additional paid-in capital	672,352	53,600
(Accumulated deficit)/retained earnings	(43,413)	5,838
Accumulated other comprehensive income	4,130	738
Non-controlling interests	200
Total shareholder’s equity	633,569	60,236
Total liabilities and shareholders’ equity	$ 695,300	$ 69,762